Note 8 - Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
NOTE
8
– CONVERTIBLE NOTES

Convertible notes payable consists of the following:

	March 31, 2020	December 31, 2019
Convertible note payable, due on demand, for the original amount of CAD 1,104,713, bearing interest at 7% per annum with conversion rights for 335,833 common shares.	$778,712	$850,519

Convertible notes payable to multiple private investors, including certain notes in default, bearing interest at 5% per annum with conversion rights for 3,444,990 common shares, maturing at various dates between May 2018 and November 2021.	5,551,807	5,373,806

Total convertible notes payable	6,330,519	6,224,325
Less current portion	5,492,639	5,185,412
Convertible notes payable, less current portion	$837,880	$1,038,913

These notes
may
be converted at the option of the note holder at any time after registration of CEN’s common stock upon written notice by the note holder. These notes are convertible into a total of
3,780,823
common shares.

As of
June 12, 2020,
we are currently in default of
$3,412,205
of convertible notes payable, which are convertible into
2,107,963
shares of common stock.

NOTE
11
– CONVERTIBLE NOTES

Convertible notes payable consists of the following at
December 31:

	2019	2018
Convertible note payable, due on demand, for the original amount of CAD $1,104,713, bearing interest at 7% per annum with conversion rights for 335,833 common shares.	$850,519	$809,755

Convertible notes payable to multiple private investors, including certain notes in default, bearing interest at 5% per annum with conversion rights for 3,333,740 common shares, maturing at various dates between May 2018 and November 2021.	5,373,806	4,333,892

Total convertible notes payable	6,224,325	5,143,647
Less current portion	5,185,412	3,597,760

Convertible notes payable, less current portion	$1,038,913	$1,545,887

These notes
may
be converted at the option of the note holder at any time after registration of CEN’s common stock upon written notice by the note holder. These notes are convertible into a total of
3,669,573
common shares.

As of
April 14, 2020,
we are currently in default of
$3,357,805
of convertible notes payable, which are convertible into
2,073,963
shares of common stock.